Post-retirement defined benefit schemes - Charges to Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Post-retirement defined benefit schemes - charge to the income statement
Total charge to the income statement (note 4)	£ 405	£ 323	£ 302
Defined benefit pension schemes
Post-retirement defined benefit schemes - charge to the income statement
Total charge to the income statement (note 4)	271	188	181
Defined contribution schemes
Post-retirement defined benefit schemes - charge to the income statement
Total charge to the income statement (note 4)	£ 134	£ 135	£ 121